Shareholder Report, Line Graph (Details) 74200026700_Franklin Mutual Beacon Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 18,569	$ 17,392	$ 15,219	$ 17,402	$ 15,060	$ 14,627	$ 11,821	$ 13,017	$ 11,494	$ 10,000	$ 23,082
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Value Index-NR
Accumulated Value	$ 20,010	$ 17,951	$ 16,098	$ 17,221	$ 14,122	$ 14,288	$ 11,736	$ 13,154	$ 11,233	$ 10,000	$ 24,171